Commitments, contingencies and guarantees (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Contractual Obligations
Contractual obligations	€ 2,633,943,000
1 year	1,631,981,000
2 year	150,214,000
3 year	59,794,000
4 year	53,223,000
5 year	661,962,000
After 5 years	76,769,000
Purchase options
Purchase options	22,982,000
1 year
2 years	8,999,000
3 years
4 years	13,983,000
5 years
After 5 years
Commitments, contingencies and guarantees (Textual) [Abstract]
Expense on operating lease payments	41,600,000		40,600,000	37,900,000
Long-term Debt [Member]
Contractual Obligations
Contractual obligations	831,194,000	[1]
1 year	39,801,000	[1]
2 year	39,726,000	[1]
3 year	39,726,000	[1]
4 year	39,726,000	[1]
5 year	639,726,000	[1]
After 5 years	32,489,000	[1]
Operating lease obligations [Member]
Contractual Obligations
Contractual obligations	98,827,000
1 year	32,195,000
2 year	22,267,000
3 year	17,192,000
4 year	13,465,000
5 year	5,265,000
After 5 years	8,443,000
Purchase obligations [Member]
Contractual Obligations
Contractual obligations	1,643,955,000
1 year	1,557,021,000
2 year	84,012,000
3 year	2,876,000
4 year	32,000
5 year	14,000
After 5 years
Unrecognized tax benefits [Member]
Contractual Obligations
Contractual obligations	59,967,000
1 year	2,964,000
2 year	4,209,000
3 year
4 year
5 year	16,957,000
After 5 years	€ 35,837,000

[1]	See Note 14 for the amounts excluding interest expenses.